Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Jun. 30, 2018 EUR (€)
2018	€ 529
2019	395
2020	364
2021	284
2022	112
2023	28
Total	€ 1,713